Income taxes	12 Months Ended
Mar. 31, 2017
Income Tax Disclosure [Abstract]
Income taxes

14. Income Taxes

(Loss) income before income taxes consists of the following:

	Year ended March 31,
	2017	2016	2015
United Kingdom	$(8,162)	$942	$5,955
Foreign	4,923	(3,321)	(5,518)
(Loss) income before income taxes	$(3,239)	$(2,379)	$437

The provision for income taxes in the accompanying consolidated financial statements is comprised of the following:

	As of March 31,
	2017	2016	2015
Current tax expense:
Domestic	$—	$154	$—
Foreign	2,202	711	152
Total current tax expense	2,202	865	152
Deferred tax expense:
Domestic	—	—	—
Foreign	—	—	—
Total deferred tax expense	—	—	—
Total provision for income taxes	$2,202	$865	$152

The reconciliation of the United Kingdom statutory tax rate to the Company’s effective tax rate included in the accompanying consolidated statements of operations is as follows:

	Year ended March 31,
	2017	2016	2015
Tax at statutory rate	20.0%	20.0%	21.0%
U.S. state taxes, net of federal	(1.0)	(1.9)	9.9
Foreign rate differential	(39.3)	18.0	(214.6)
Meals and entertainment	(7.4)	(7.9)	24.3
Branch income / loss	0.9	0.3	(2.7)
Share-based compensation	(4.0)	(7.3)	90.8
Foreign exchange	(24.8)	7.4	(215.4)
Non-deductible interest expense	(3.3)	(13.9)	76.2
Tax credits	15.6	7.9	—
Change in valuation allowance	124.7	48.1	243.5
Deferred tax true-ups	(12.4)	(61.0)	—
Tax reserves	(117.7)	(23.8)	—
Provision to return	(0.7)	(6.5)	—
Other foreign taxes	(6.7)	—	—
Non-deductible expenses	(10.6)	(3.9)	—
Deferred tax rate change	(1.3)	(12.8)	—
Other	—	0.9	1.8
Effective Tax Rate	(68.0)%	(36.4)%	34.8%

Although the Company’s parent entity is organized under Jersey law, our affairs are, and are intended be managed and controlled ongoing in the United Kingdom for tax purposes. Therefore the Company is resident in the United Kingdom for tax purposes. The Company’s parent entity is domiciled in the United Kingdom and its earnings are subject to 20%, 20% and 21% statutory tax rate for the years ended March 31, 2017, 2016 and 2015, respectively. The Company’s effective tax rate differs from the statutory rate each year primarily due to the valuation allowance maintained against the Company’s net deferred tax assets, the jurisdictional earnings mix, tax rate changes, tax reserves for uncertain tax positions, tax credits, and permanent differences primarily related to non-deductible expenses, true-ups, and foreign exchange.

Deferred tax assets and liabilities reflect the net tax effects of net operating loss carryovers and the temporary differences between the assets and liabilities carrying value for financial reporting and the amounts used for income tax purposes. The Company’s significant deferred tax assets (liabilities) components are as follows:

	As of March 31,
	2017	2016
Deferred tax assets:
Net operating loss carryforwards	$7,835	$12,362
Share-based compensation	3,406	2,369
Deferred revenue	2,184	1,609
Fixed assets	1,715	1,097
Accrued compensation	1,062	732
Accrued costs	144	203
Deferred rent	243	284
Income tax credits	578	184
Other	462	149
Gross deferred tax assets	17,629	18,989
Deferred tax liabilities:
Prepaid expenses	(8)	(139)
Fixed assets	(2,891)	(442)
Other	—	(53)
Gross deferred tax liabilities	(2,899)	(634)
Valuation allowance	(14,730)	(18,355)
Deferred tax assets, net	$—	$—

In assessing the ability to realize the Company’s net deferred tax assets, management considers various factors including taxable income in carryback years, future reversals for existing taxable temporary differences, tax planning strategies, and future taxable income projections to determine whether it is more likely than not that some portion or all of the net deferred tax assets will not be realized. Based on the cumulative losses that the Company has incurred in the jurisdictions in which it operates and considering other negative evidence, the Company has determined that the uncertainty regarding realizing its deferred tax assets is sufficient to warrant the need for a full valuation allowance against its worldwide net deferred tax assets. The approximately $3.6 million net decrease in the valuation allowance from 2016 to 2017 is primarily due to tax reserves established against certain foreign net operating loss carryforwards, deferred tax adjustments, current year operating results and foreign exchange.

As of March 31, 2017 and 2016, the Company had U.K. net operating loss carryforwards of approximately $23.7 million and $10.3 million, respectively that do not expire. As of March 31 2017 and 2016, the Company had U.S. federal net operating loss carryforwards of approximately $28.0 million and $31.5 million, respectively and U.S. state net operating loss carryforwards of approximately $18.9 million and $24.4 million, respectively that expire at various dates through 2037. As of March 31, 2017 and 2016, the Company had Australian net operating loss carryforwards of approximately $11.9 million and $7.7 million, respectively that do not expire. As of March 31, 2017, the Company had a U.K. income tax credit carryforward of $0.3 million that does not expire and a $0.1 million U.S. Federal tax credit that does not expire.

Included in the March 31, 2017 net operating losses carryforwards above, the Company has U.S. federal and state and U.K. net operating losses of approximately $10.2 million, $3.8 million and $17.6 million, respectively related to excess share-based compensation deductions. These net operating losses have been excluded from the above deferred tax table. The Company will record the off balance sheet net operating loss carryforwards as a deferred tax asset with an offset to valuation allowance upon adopting ASU 2016-09.

Under Sections 382 and 383 of the U.S. Internal Revenue Code, if a corporation undergoes an ownership change, the corporation’s ability to use its pre-change net operating loss carryforwards and other pre-change tax attributes such as research tax credits to offset its post-change income and taxes may be limited. In general, an ownership change generally occurs if there is a cumulative change in 5-percent shareholders ownership in the Company exceeds 50 percentage points over a rolling three-year period. Similar rules may apply under U.S. state tax laws. The Company believes that it has experienced an ownership change in the past and may experience ownership changes in the future resulting from future transactions in our share capital, some of which may be outside the Company’s control. The Company is still determining whether historic ownership changes will result in any material limitation on using its U.S. net operating losses. As a result, the Company’s ability to use its pre-change net operating loss carryforwards or other pre-change tax attributes to offset U.S. federal and state taxable income and taxes may be subject to significant limitations as it earns net taxable income.

As of March 31, 2017, the Company had liabilities for uncertain tax positions of $4.9 million, none of which, if recognized, would impact the Company’s effective tax rate.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	As of March 31,	As of March 31,
	2017	2016
Balance as of April 1, 2016	$2,326	$—
Additions based on tax positions related to current year	4,200	1,258
Additions for tax positions of prior years	—	1,068
Reductions for tax positions of prior years	(1,311)	—
Expiration of statutes of limitation	(284)	—
Balance as of March 31, 2017	$4,931	$2,326

Interest and penalty charges, if any, related to uncertain tax positions are classified as income tax expense in the accompanying consolidated statements of operations. As of March 31, 2017 and 2016, the Company had no accrued interest or penalties related to uncertain tax positions.

The Company is subject to taxation in the United Kingdom and several foreign jurisdictions. As of March 31, 2017, the Company is no longer subject to examination by taxing authorities in the United Kingdom for years prior to March 31, 2016. The significant foreign jurisdictions in which the Company operates are no longer subject to examination by taxing authorities for years prior to March 31, 2014. In addition, net operating loss carryforwards in certain jurisdictions may be subject to adjustments by taxing authorities in future years when they are utilized.

The majority of the Company’s foreign subsidiaries have incurred losses since inception and do not have any undistributed earnings as of March 31, 2017. Income taxes have not been provided on approximately $2.3 million in undistributed foreign earnings because they are considered to be indefinitely reinvested. The tax payable on the earnings that are indefinitely reinvested in foreign operations would be immaterial.